Description of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Note 1. Description of Business
Organization and description of business
SeaStar Medical, Inc. was incorporated as a Delaware corporation in June 2007, and it is headquartered in Denver, Colorado. The Company is principally engaged in the research, development, and commercialization of a platform medical device technology designed to modulate inflammation in various patient populations. The primary target of this technology is for the treatment of acute kidney injuries.
SeaStar Medical, Inc. is in the
pre-revenue
stage focused on product development.
On October 28, 2022, LMF Merger Sub, Inc., a wholly owned subsidiary of LMF Acquisition Opportunities, Inc., (“LMAO”) merged with and into SeaStar Medical, Inc. (the “Business Combination”), with SeaStar Medical, Inc. surviving the Business Combination as a wholly owned subsidiary of LMAO (see Note 3). Following the consummation of the Business Combination, LMAO was renamed to “SeaStar Medical Holding Corporation” (“the Company”, “we”, “SeaStar Medical”).
Basis of presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the consolidated accounts of the Company’s wholly owned subsidiary, SeaStar Medical, Inc.
All significant intercompany transactions have been eliminated in consolidation.
Segment information
The Company operates in one operating segment and, accordingly, no segment disclosures have been presented herein.
Liquidity and Going Concern
As of December 31, 2022, the Company has an accumulated deficit of $99,325 and cash of $47. We do not believe that will be sufficient to enable us to fund our operations, including clinical trial expenses and capital expenditure requirements for at least 12 months from the issuance of these consolidated financial statements. We believe that this raises substantial doubt about our ability to continue as a going concern.
Our need for additional capital will depend in part on the scope and costs of our development activities. To date, we have not generated any significant revenue from the sales of commercialized products. Our ability to generate product revenue will depend on the successful development and eventual commercialization of our product. Until such time, if ever, we expect to finance our operations through the sale of equity or debt, borrowing under credit facilities, or through potential collaborations, other strategic transactions or government and other grants. Adequate capital may not be available to us when needed or on acceptable terms.
If we are unable to raise capital, we could be forced to delay, reduce, suspend, or cease our research and development programs or any future commercialization efforts, which would have a negative impact on our business, prospects, operating results and financial condition. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include adjustments that might result from the outcome of this uncertainty. This basis of accounting contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.

Risks and uncertainties
The Company is subject to risks common to early-stage companies in the medical technology industry including, but not limited to, new medical and technological innovations, dependence on key personnel, protection of proprietary technology, and product liability. There can be no assurance that the Company’s products or services will be accepted in the marketplace, nor can there be any assurance that any future products or services can be developed or deployed at an acceptable cost and with appropriate performance characteristics, or that such products or services will be successfully marketed, if at all. These factors could have a materially adverse effect on the Company’s future financial results, financial position and cash flows.
The Company cannot at this time predict the specific extent, duration, or full impact that a future pandemic will have on its financial condition and operations. A future pandemic may affect our ability to initiate and complete preclinical studies, delay our clinical trials or future clinical trials, disrupt regulatory activities, or have other adverse effects on our business and operations.